DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2011			2012
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	1,740,647	56,266	1,796,913	2,448,588	423,304	2,871,892
Private sector:
Corporations	2,773,259	4,802,960	7,576,219	3,435,530	6,094,819	9,530,349
Individuals	34,977,371	12,159,912	47,137,283	31,790,468	11,667,138	43,457,606
Interbank	31,576,223	906,713	32,482,936	31,159,773	1,350,159	32,509,932
Total interest bearing deposits	71,067,500	17,925,851	88,993,351	68,834,359	19,535,420	88,369,779
Non-interest bearing:
Public sector	353,244	18,353	371,597	288,356	70,465	358,821
Private sector:
Corporations	561,296	763,524	1,324,820	564,774	838,134	1,402,908
Individuals	158,755	547,265	706,020	139,773	807,107	946,880
Interbank	118,616	60,898	179,514	29,158	51,556	80,714
Total non-interest bearing deposits	1,191,911	1,390,040	2,581,951	1,022,061	1,767,262	2,789,323
Total:
Public sector	2,093,891	74,619	2,168,510	2,736,944	493,769	3,230,713
Private sector:
Corporations	3,334,555	5,566,484	8,901,039	4,000,304	6,932,953	10,933,257
Individuals	35,136,126	12,707,177	47,843,303	31,930,241	12,474,245	44,404,486
Interbank	31,694,839	967,611	32,662,450	31,188,931	1,401,715	32,590,646
Total deposits	72,259,411	19,315,891	91,575,302	69,856,420	21,302,682	91,159,102